Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued expenses and other liabilities	$ 85,986	$ 74,245
Payroll and related accruals	63,525	54,772
Deferred revenue	49,357	44,629
Restructuring	14,667	27,590
Accrued contingent consideration and milestone payments	11,539	2,957
Accrued royalties	6,714	7,801
Accrued interest on long-term debt	5,543	4,239
Cash collateral	3,000	6,984
Fair value of derivative instruments	2,424	6,089
Current portion of capital lease obligations	1,359	999
Total accrued and other current liabilities	$ 244,114	$ 230,305